UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  05/31/14_

Item 1. Schedule of Investments.

Templeton China World Fund

Statement of Investments, May 31, 2014 (unaudited)

	Country	Shares/Rights	Value
Common Stocks and Other Equity Interests 99.0%
Auto Components 0.1%
Cheng Shin Rubber Industry Co. Ltd.	Taiwan	247,003	$666,153
Automobiles 7.4%
Chongqing Changan Automobile Co. Ltd., B	China	2,948,651	5,286,468
Dongfeng Motor Group Co. Ltd., H	China	13,005,478	19,827,648
Great Wall Motor Co. Ltd., H	China	3,914,845	16,132,915
Guangzhou Automobile Group Co. Ltd., H	China	1,124,493	1,180,616
Jiangling Motors Corp. Ltd., B	China	3,325,081	12,012,759
			54,440,406
Banks 9.5%
Bank of China Ltd., H	China	28,765,600	13,727,852
BOC Hong Kong (Holdings) Ltd.	Hong Kong	5,313,000	15,932,730
China Construction Bank Corp., H	China	33,680,926	24,675,148
Industrial and Commercial Bank of China Ltd., H	China	23,615,725	15,290,878
			69,626,608
Beverages 0.3%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,051,262	2,192,544
Commercial Services & Supplies 0.1%
[a]Integrated Waste Solutions Group Holdings Ltd.	China	7,317,000	415,253
Construction Materials 5.0%
Anhui Conch Cement Co. Ltd., H	China	1,780,000	6,382,521
Asia Cement China Holdings Corp.	China	12,893,271	8,730,715
BBMG Corp., H	China	5,042,000	3,381,689
China National Building Material Co. Ltd., H	China	16,450,000	14,852,219
Huaxin Cement Co. Ltd., B	China	2,449,516	3,586,091
			36,933,235
Distributors 1.3%
Dah Chong Hong Holdings Ltd.	China	15,234,563	9,726,635
Diversified Telecommunication Services 0.4%
China Unicom (Hong Kong) Ltd.	China	2,210,168	3,289,717
Electric Utilities 2.3%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,428,548	16,664,249
Electronic Equipment, Instruments & Components 2.2%
Simplo Technology Co. Ltd.	Taiwan	2,001,948	10,531,657
Synnex Technology International Corp.	Taiwan	3,549,094	5,737,115
			16,268,772
Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	240,262
Food & Staples Retailing 15.2%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	1,041,278
China Resources Enterprise Ltd.	China	5,022,000	14,056,068
Dairy Farm International Holdings Ltd.	Hong Kong	7,099,876	74,477,699
President Chain Store Corp.	Taiwan	2,709,259	22,371,187
			111,946,232
Food Products 1.6%
[a]China Foods Ltd.	China	7,838,000	2,810,460
Shenguan Holdings Group Ltd.	China	4,246,000	1,834,646
Uni-President China Holdings Ltd.	China	6,319,400	4,906,816
[a]Uni-President China Holdings Ltd., rts., 6/17/14	China	1,192,880	224,635

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton China World Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Uni-President Enterprises Corp.	Taiwan	1,340,163	2,342,630
			12,119,187
Gas Utilities 1.9%
ENN Energy Holdings Ltd.	China	1,988,100	13,949,689
Health Care Providers & Services 0.5%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	1,993,100	3,737,842
Hotels, Restaurants & Leisure 1.1%
SJM Holdings Ltd.	Hong Kong	2,784,000	7,953,721
Industrial Conglomerates 2.6%
Hopewell Holdings Ltd.	Hong Kong	3,942,500	13,729,758
Shanghai Industrial Holdings Ltd.	China	1,672,253	5,154,984
			18,884,742
Insurance 1.8%
AIA Group Ltd.	Hong Kong	2,604,300	13,049,968
Internet Software & Services 2.9%
[a]Baidu Inc., ADR	China	63,200	10,491,200
[a]Sohu.com Inc.	China	76,267	4,405,182
Tencent Holdings Ltd.	China	461,000	6,439,569
			21,335,951
IT Services 0.6%
Travelsky Technology Ltd., H	China	4,921,941	4,145,501
Machinery 1.1%
[b]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	12,379,420	8,207,121
Marine 1.4%
[a]China Shipping Container Lines Co. Ltd., H	China	12,353,000	2,979,487
[a]China Shipping Development Co. Ltd., H	China	7,774,000	4,291,565
Sinotrans Shipping Ltd.	China	9,708,500	2,704,788
			9,975,840
Metals & Mining 0.7%
Jiangxi Copper Co. Ltd., H	China	3,318,043	5,477,967
Multiline Retail 0.1%
Springland International Holdings Ltd.	China	1,198,200	503,819
Oil, Gas & Consumable Fuels 17.7%
[b]China Coal Energy Co. Ltd., H	China	1,280,000	728,075
China Petroleum and Chemical Corp., H	China	66,531,413	60,326,689
China Shenhua Energy Co. Ltd., H	China	3,726,500	10,189,771
CNOOC Ltd.	China	22,468,000	38,426,900
PetroChina Co. Ltd., H	China	17,152,403	20,419,922
			130,091,357
Paper & Forest Products 1.4%
Nine Dragons Paper Holdings Ltd.	China	15,481,000	10,043,716
Pharmaceuticals 0.9%
Tong Ren Tang Technologies Co. Ltd., H	China	2,300,000	6,467,132
Real Estate Management & Development 1.7%
Agile Property Holdings Ltd.	China	3,814,800	2,991,595
Cheung Kong (Holdings) Ltd.	Hong Kong	323,690	5,782,378
Soho China Ltd.	China	5,193,745	4,072,974
			12,846,947
Semiconductors & Semiconductor Equipment 9.4%
[a]GCL-Poly Energy Holdings Ltd.	Hong Kong	2,705,000	840,837
MediaTek Inc.	Taiwan	751,138	12,179,670

Templeton China World Fund
Statement of Investments, May 31, 2014 (unaudited) (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	14,013,330	55,756,573
			68,777,080
Technology Hardware, Storage & Peripherals 0.1%
Asustek Computer Inc.	Taiwan	95,484	1,052,314
Textiles, Apparel & Luxury Goods 1.5%
Anta Sports Products Ltd.	China	7,302,855	10,738,038
Transportation Infrastructure 1.8%
COSCO Pacific Ltd.	China	8,172,944	10,773,500
Sichuan Expressway Co. Ltd., H	China	7,418,000	2,286,716
			13,060,216
Wireless Telecommunication Services 4.4%
China Mobile Ltd.	China	3,294,770	32,212,299
Total Common Stocks and Other Equity Interests (Cost $402,742,123)			727,040,513
Short Term Investments 1.0%
Money Market Funds (Cost $5,162,190) 0.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	5,162,190	5,162,190
Investments from Cash Collateral Received for Loaned Securities (Cost
$2,643,733) 0.3%
Money Market Funds 0.3%
[d]BNY Mellon Overnight Government Fund, 0.056%	United States	2,643,733	2,643,733
Total Investments (Cost $410,548,046) 100.0%			734,846,436
Other Assets, less Liabilities (0.0)%†			(205,130)
Net Assets 100.0%			$734,641,306

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at May 31, 2014.
cThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.
dThe rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Templeton China World Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$412,881,717

Unrealized appreciation	$371,543,665
Unrealized depreciation	(49,578,946)
Net unrealized appreciation (depreciation)	$321,964,719

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments[a]	$727,040,513	$-	$	- $	727,040,513
Short Term Investments	5,162,190	2,643,733		-	7,805,923
Total Investments in Securities	$732,202,703	$2,643,733	$	- $	734,846,436

[a]For detailed categories, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014